Financial Instruments (Details 2) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Other financial assets	$ 37,422,395	$ 82,712,237
Cash and cash equivalents	618,154,016	597,081,675	$ 265,568,125	$ 396,389,016
Trade and other receivables	449,800,495	449,205,296
Receivables due from related parties	9,083,034	6,246,605
Total financial assets	454,238,058	450,953,277
Total Financial Liabilities Measured At Amortized Cost	1,341,397,707	1,361,585,950
Trade and other payables	435,062,759	491,336,222
Payables to related parties	55,676,713	34,282,408
Total financial liabilities		1,927,631,748
Bank Borrowings [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost	198,569,040	219,577,086
Bond Payable [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost	1,089,489,347	1,112,554,014
Deposits For Return Of Bottles And Containers [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost	11,774,922	11,912,090
Derivative Financial Liabilities Not Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost	468,541	3,753,264
Derivative Financial Liabilities Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost	12,541,188	13,789,496
Put Option Lliability [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost	28,554,669
Financial Leases Obligations [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost	41,204,099	40,427,168
Financial liabilities at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost	468,541	3,753,264
Trade and other payables	0	0
Payables to related parties	0	0
Total financial liabilities	468,541	3,753,264
Financial liabilities at fair value through profit or loss, category [member] | Bank Borrowings [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost	0	0
Financial liabilities at fair value through profit or loss, category [member] | Bond Payable [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost	0	0
Financial liabilities at fair value through profit or loss, category [member] | Deposits For Return Of Bottles And Containers [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost	0	0
Financial liabilities at fair value through profit or loss, category [member] | Derivative Financial Liabilities Not Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost	468,541	3,753,264
Financial liabilities at fair value through profit or loss, category [member] | Derivative Financial Liabilities Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost	0	0
Financial liabilities at fair value through profit or loss, category [member] | Put Option Lliability [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost	0
Financial liabilities at fair value through profit or loss, category [member] | Financial Leases Obligations [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost	0	0
Financial assets at fair value through other comprehensive income, category [member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost	12,541,188	13,789,496
Trade and other payables	0	0
Payables to related parties	0	0
Total financial liabilities	12,541,188	13,789,496
Financial assets at fair value through other comprehensive income, category [member] | Bank Borrowings [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost	0	0
Financial assets at fair value through other comprehensive income, category [member] | Bond Payable [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost	0	0
Financial assets at fair value through other comprehensive income, category [member] | Deposits For Return Of Bottles And Containers [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost	0	0
Financial assets at fair value through other comprehensive income, category [member] | Derivative Financial Liabilities Not Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost	0	0
Financial assets at fair value through other comprehensive income, category [member] | Derivative Financial Liabilities Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost	12,541,188	13,789,496
Financial assets at fair value through other comprehensive income, category [member] | Put Option Lliability [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost	0
Financial assets at fair value through other comprehensive income, category [member] | Financial Leases Obligations [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost	0	0
Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost	1,328,387,978	1,344,043,190
Trade and other payables	435,062,759	491,336,222
Payables to related parties	55,676,713	34,282,408
Total financial liabilities	1,860,331,549	1,910,088,988
Financial liabilities at amortised cost, category [member] | Bank Borrowings [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost	198,569,040	219,577,086
Financial liabilities at amortised cost, category [member] | Bond Payable [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost	1,089,489,347
Financial liabilities at amortised cost, category [member] | Deposits For Return Of Bottles And Containers [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost	11,774,922	11,912,090
Financial liabilities at amortised cost, category [member] | Derivative Financial Liabilities Not Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost	0	0
Financial liabilities at amortised cost, category [member] | Derivative Financial Liabilities Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost	0	0
Financial liabilities at amortised cost, category [member] | Put Option Lliability [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost	28,554,669
Financial liabilities at amortised cost, category [member] | Financial Leases Obligations [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost	41,204,099	40,427,168
Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Other financial assets	282,032	421,051
Market Securities And Investments In Other Companies [Member]
IfrsStatementLineItems [Line Items]
Other financial assets	3,314,469	11,956,585
Derivative Financial Liabilities Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Other financial assets	33,825,894	70,334,601
Financial assets at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Other financial assets	3,596,501	12,377,636
Cash and cash equivalents	0	0
Trade and other receivables	0	0
Receivables due from related parties	0	0
Total financial assets	3,596,501	12,377,636
Financial assets at fair value through profit or loss, category [member] | Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Other financial assets	282,032	421,051
Financial assets at fair value through profit or loss, category [member] | Market Securities And Investments In Other Companies [Member]
IfrsStatementLineItems [Line Items]
Other financial assets	3,314,469	11,956,585
Financial assets at fair value through profit or loss, category [member] | Derivative Financial Liabilities Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Other financial assets	0	0
Financial Assets Measured At Amortized Cost [Member]
IfrsStatementLineItems [Line Items]
Other financial assets	0	0
Cash and cash equivalents	618,154,016	597,081,675
Trade and other receivables	449,800,495	449,205,296
Receivables due from related parties	9,083,034	6,246,605
Total financial assets	1,077,037,545	1,052,533,576
Financial Assets Measured At Amortized Cost [Member] | Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Other financial assets	0	0
Financial Assets Measured At Amortized Cost [Member] | Market Securities And Investments In Other Companies [Member]
IfrsStatementLineItems [Line Items]
Other financial assets	0	0
Financial Assets Measured At Amortized Cost [Member] | Derivative Financial Liabilities Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Other financial assets	0	0
Financial assets at fair value through other comprehensive income, category [member]
IfrsStatementLineItems [Line Items]
Other financial assets	33,825,894	70,334,601
Cash and cash equivalents	0	0
Trade and other receivables	0	0
Receivables due from related parties	0	0
Total financial assets	33,825,894	70,334,601
Financial assets at fair value through other comprehensive income, category [member] | Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Other financial assets	0	0
Financial assets at fair value through other comprehensive income, category [member] | Derivative Financial Liabilities Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Other financial assets	33,825,894	70,334,601
Market Securities And Investments In Other Companies [Member] | Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Other financial assets	0	0
Total Financial Assets [Member]
IfrsStatementLineItems [Line Items]
Total financial assets	1,114,459,940	1,135,245,813
Total financial liabilities	$ 1,873,341,278
Financial liabilities at amortised cost, category [member] | Bond Payable [Member]
IfrsStatementLineItems [Line Items]
Other financial assets		$ 1,112,554,014